Segment Information (Summary Of Assets And Goodwill By Segment) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of Assets and Goodwill by Segment
Segment assets	$ 754.1	$ 730.7		$ 669.2
Cash and cash equivalents	42.6	54.1	40.5	35.3	58.4	63.1
Income Taxes Receivable, Current	1.2	10.6		11.9
Deferred taxes		41.8		27.1
Deferred financing costs		8.2		9.1
Deferred charges		3.5		4.0
Other		6.6		6.4
Goodwill	73.0	72.1		72.1	61.6
Carbon Materials & Chemicals [Member]
Summary of Assets and Goodwill by Segment
Segment assets	510.2	495.2		447.4
Goodwill	70.2	69.4		69.6
Railroad & Utility Products [Member]
Summary of Assets and Goodwill by Segment
Segment assets	185.1	164.6		154.8
Goodwill	2.8	2.7		2.5
All Other [Member]
Summary of Assets and Goodwill by Segment
Segment assets	58.8	70.9
Segment Assets [Member]
Summary of Assets and Goodwill by Segment
Segment assets		659.8		602.2
Cash And Cash Equivalents [Member]
Summary of Assets and Goodwill by Segment
Cash and cash equivalents		$ 0.2		$ 8.5